CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY
Cost of revenues	$ 61,155	387,783	371,591	353,587	0	(21)	(208)
Operating expenses
Selling and marketing	(8,900)	(56,437)	(56,831)	(52,227)	0	(29)	(295)
General and administrative	(12,236)	(77,585)	(86,748)	(78,708)	(7,475)	(11,596)	(11,058)
Research and development	(5,934)	(37,629)	(44,771)	(38,356)	0	(32)	(146)
Other income, net	608	3,852	5,120	2,340	1,595	0	0
(Loss) from operations					(5,880)	(11,678)	(11,707)
Equity in earnings of unconsolidated subsidiaries					4,446	(11,402)	60,507
Interest income	401	2,547	1,771	1,634	0	1	253
Interest expense	(635)	(4,029)	(1,469)	(8,539)	0	0	0
Income (loss) before income taxes	(145)	(923)	949	75,670	(1,434)	(23,079)	49,053
Income tax expense	(294)	(1,862)	(13,730)	(9,319)	0	0	0
Net profit (loss)	$ (439)	(2,785)	(12,781)	66,351	(1,434)	(23,079)	49,053